Debt and Other Long-Term Liabilities (Schedule Of Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Cash interest expense	$ 41,562	$ 25,289	$ 12,833
Non-cash interest expense:
Amortization of debt discount	2,606	4,674	7,109
Amortization of deferred financing fees	1,510	1,720	2,126
Other	0	(550)	(2,700)
Total non-cash interest expense	4,116	5,844	6,535
Total cash and non-cash interest expense	45,678	31,133	19,368
Loss from early extinguishment of debt	2,018	6,013	953
Total interest expense	$ 47,696	$ 37,146	$ 20,321